Risk Management Activities - Impacts of currency rate risk (Details) - Currency risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Sensitivity analysis, Net earnings increase (decrease)	$ (12)	$ (12)	$ (24)
Sensitivity analysis, OCI gain	1	1	2
U.S. Dollars
Disclosure of credit risk exposure [line items]
Sensitivity analysis, Net earnings increase (decrease)	(13)	(8)	(18)
Sensitivity analysis, OCI gain	1	1	2
Australia, Dollars
Disclosure of credit risk exposure [line items]
Sensitivity analysis, Net earnings increase (decrease)	1	(4)	(6)
Sensitivity analysis, OCI gain	$ 0	$ 0	$ 0